NORTHERN LIGHTS FUND TRUST

August 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	PSI All Asset Fund
PSI Total Return Fund
PSI Strategic Growth Fund
PSI Tactical Growth Fund
PSI Calendar Effects Fund
Iron Horse Fund
Altegris Equity Long Short Fund
Altegris Macro Strategy Fund
Princeton Futures Strategy Fund

Post Effective Amendment Nos. 728, 729, 730, 731, 732 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, PSI Calendar Effects Fund, Iron Horse Fund, Altegris Equity Long Short Fund, Altegris Macro Strategy Fund, and Princeton Futures Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
PSI All Asset Fund PSI Total Return Fund PSI Strategic Growth Fund PSI Tactical Growth Fund PSI Calendar Effects Fund	728	0001580642-15-003137	July 27, 2015
Iron Horse Fund	729	0001580642-15-003154	July 28, 2015
Altegris Equity Long Short Fund	730	0001580642-15-003169	July 29, 2015
Altegris Macro Strategy Fund	731	0001580642-15-003176	July 29, 2015
Princeton Futures Strategy Fund	732	0001580642-15-003177	July 29, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Assistant Secretary